Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current	$ 7	$ 0	[1]
Non-current	185	156	[1]
Other financial assets	192	156
Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	102	103
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	50	45
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	2	2
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	14	3
Bank accounts pledged as security [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	32	39
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	2	1
Trade and other receivables [member]
Disclosure of financial assets [line items]
Other financial assets	$ 40	$ 8

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).